OTHER BORROWED FUNDS	12 Months Ended
Dec. 31, 2011
OTHER BORROWED FUNDS

NOTE 9 - OTHER BORROWED FUNDS

FHLB advances consist of separate fixed rate and convertible select-fixed to float rate loans at December 31 as follows (in thousands):

	Maturity Range		Weighted- Average	Stated Interest Rate Range
Description	From	To	Rate	From	To	2011	2010

Fixed rate	09/17/12	09/08/17	2.55%	1.76%	3.87%	$4,000	$4,000

Fixed rate amortizing	11/06/13	01/26/26	4.64%	3.20%	5.55%	13,618	15,552

Total						$17,618	$19,552

The following table represents maturities/repayments and weighted average rates of the remaining FHLB advances (in thousands):

Year Ending December 31,	Maturities/ Repayments	Weighted- Average Rate

2012	$3,521	4.73%
2013	2,071	4.91%
2014	1,551	4.99%
2015	1,359	5.09%
2016	787	5.17%
2017 and beyond	8,329	3.68%

Total	$17,618